RELATED PARTY TRANSACTIONS (Dividends and Income Received) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Dividend income – related parties	$ 1,246	$ 128	$ 0
Interest income related parties, others	$ 0	$ 463	$ 443